FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Credit Risk (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Credit Risk
Credit Exposure
Company's exposure	$ 2,890	$ 1,737